Condensed Consolidating Financial Information (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012
Condensed Consolidating Financial Information
Condensed Consolidating Balance Sheets

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 528	$ 55,358	$ 5	$ –	$ 55,891
Receivables, net	1,276	41,926	1,061	(11,686)	32,577
Deferred tax asset - current portion	–	1,705	–	–	1,705
Commodity derivatives – current portion	–	448	–	–	448
Prepaids and other current assets	2,444	9,499	–	–	11,943
Total current assets	4,248	108,936	1,066	(11,686)	102,564

Net oil and gas properties	989	664,284	12,930	–	678,203

Total other assets	555,041	2,560	–	(545,476)	12,125
Total assets	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 8,887	$ 52,839	$ 10,638	$ (11,686)	$ 60,678
Commodity derivatives - current portion	–	1,229	–	–	1,229
Asset retirement obligations - current portion	–	11,027	–	–	11,027
Debt – current portion	143	5,542	–	–	5,685
Total current liabilities	9,030	70,637	10,638	(11,686)	78,619

Other liabilities:
Commodity derivatives	–	393	–	–	393
Asset retirement obligations	–	28,296	182	–	28,478
Debt	2,511	–	–	–	2,511
Senior secured notes	251,334	–	–	–	251,334
Deferred income taxes	5,198	133,198	956	–	139,352
Other long-term liabilities	196	–	–	–	196
Total other liabilities	259,239	161,887	1,138	–	422,264
Total liabilities	268,269	232,524	11,776	(11,686)	500,883

Total shareholders’ equity attributable to RAAM Global	289,789	543,256	2,220	(545,476)	289,789
Noncontrolling interest	2,220	–	–	–	2,220
Total shareholders’ equity	292,009	543,256	2,220	(545,476)	292,009
Total liabilities and shareholders’ equity	$ 560,278	$ 775,780	$ 13,996	$ (557,162)	$ 792,892

Condensed Consolidating Balance Sheets

At December 31, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current portion	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 514	$ 68,148	$ 9	$ –	$ 68,671
Receivables, net	1,305	45,760	1,096	(13,598)	34,563
Deferred tax asset - current	–	872	–	–	872
Commodity derivatives – current portion	–	2,369	–	–	2,369
Prepaids and other current assets	1,939	5,304	–	–	7,243
Total current assets	3,758	122,453	1,105	(13,598)	113,718

Net oil and gas properties	364	640,675	13,229	–	654,268

Total other assets	505,011	2,230	–	(495,773)	11,468
Total assets	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454
Current liabilities:
Payables and accrued liabilities	$ 7,354	$ 44,516	$ 12,505	$ (13,598)	$ 50,777
Advances from joint interest partners	–	85	–	–	85
Commodity derivatives - current portion	–	1,114	–	–	1,114
Asset retirement obligations - current portion	–	11,195	–	–	11,195
Debt – current portion	138	1,837	–	–	1,975
Total current liabilities	7,492	58,747	12,505	(13,598)	65,146

Other liabilities:
Commodity derivatives	–	1,091	–	–	1,091
Asset retirement obligations	–	28,014	164	–	28,178
Debt	2,584	50,000	–	–	52,584
Senior secured notes	199,982	–	–	–	199,982
Deferred income taxes	5,198	133,002	396	–	138,596
Other long-term liabilities	328	–	–	–	328
Total other liabilities	208,092	212,107	560	–	420,759
Total liabilities	215,584	270,854	13,065	(13,598)	485,905

Total shareholders’ equity attributable to RAAM Global	292,280	494,504	1,269	(495,773)	292,280
Noncontrolling interest	1,269	–	–	–	1,269
Total shareholders' equity	293,549	494,504	1,269	(495,773)	293,549
Total liabilities and shareholders’ equity	$ 509,133	$ 765,358	$ 14,334	$ (509,371)	$ 779,454

Condensed Consolidating Balance Sheets

At December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Assets	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Current assets:
Cash and cash equivalents	$ 340	$ 51,389	$ 14	$ –	$ 51,743
Receivables, net	2,146	48,326	163	(11,343)	39,292
Commodity derivatives – current portion	–	12,674	–	–	12,674
Prepaids and other current assets	2,032	6,832	–	–	8,864
Total current assets	4,518	119,221	177	(11,343)	112,573

Net oil and gas properties	–	604,822	11,085	–	615,907

Total other assets	513,667	4,923	–	(502,518)	16,072
Total assets	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Liabilities and shareholders’ equity
Current liabilities:
Payables and accrued liabilities	$ 7,296	$ 81,804	$ 11,180	$ (11,343)	$ 88,937
Advances from joint interest partners	–	1,019	–	–	1,019
Commodity derivatives - current portion	–	–	–	–	–
Asset retirement obligations - current portion	–	1,778	–	–	1,778
Debt – current portion	128	1,801	–	–	1,929
Deferred income taxes – current portion	–	3,109	–	–	3,109
Total current liabilities	7,424	89,511	11,180	(11,343)	96,772

Other liabilities:
Commodity derivatives	–	4,244			4,244
Asset retirement obligations	–	24,887	123		25,010
Debt	2,733	–			2,733
Senior secured notes	199,972	–			199,972
Deferred income taxes	5,198	107,761	4		112,963
Other long-term liabilities	467	–	–	–	467
Total other liabilities	208,370	136,892	127	–	345,389
Total liabilities	215,794	226,403	11,307	(11,343)	442,161

Total shareholders’ equity attributable to RAAM Global	302,436	502,563	(45)	(502,518)	302,436
Noncontrolling interest	(45)	–	–	–	(45)
Total shareholders' equity	302,391	502,563	(45)	(502,518)	302,391
Total liabilities and shareholders’ equity	$ 518,185	$ 728,966	$ 11,262	$ (513,861)	$ 744,552

Condensed Consolidating Statements Of Operations

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 15,033	$ 773	$ –	$ 15,806
Oil sales	-	22,012	857	-	22,869
Realized and unrealized gains on derivatives, net	-	5,726	-	-	5,726
Total revenues	-	42,771	1,630	-	44,401

Costs and expenses:
Production and delivery costs	-	8,139	113	-	8,252
Production taxes	-	1,755	65	-	1,820
Workover costs	-	797	5	-	802
Depreciation, depletion and amortization	189	16,912	754	-	17,855
General and administrative expenses	2,152	2,500	3	-	4,655
Total operating expense	2,341	30,103	940	-	33,384
Income (loss) from operations	(2,341)	12,668	690	-	11,017

Other income (expenses):
Interest expense, net	(7,719)	(81)	-	-	(7,800)
Income from equity investment in subsidiaries	11,785	-	-	(11,785)	-
Other, net	8	(33)	-	-	(25)
Total other income (expenses)	4,074	(114)	-	(11,785)	(7,825)
Income (loss) before taxes	1,733	12,554	690	(11,785)	3,192

Income tax (benefit) provision	(208)	1,200	259	-	1,251
Net income (loss) including noncontrolling interest	$ 1,941	$ 11,354	$ 431	$ (11,785)	$ 1,941

Net income attributable to noncontrolling interest (net of tax)	431	-	-	-	431
Net income (loss) attributable to RAAM Global	$ 1,510	$ 11,354	$ 431	$ (11,785)	$ 1,510

Condensed Consolidating Statements of Operations

Three Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 13,465	$ 390	$ –	$ 13,855
Oil sales	-	29,307	680	-	29,987
Realized and unrealized gains on derivatives, net	-	15,902	-	-	15,902
Total revenues	-	58,674	1,070	-	59,744

Costs and expenses:
Production and delivery costs	-	9,608	126	-	9,734
Production taxes	-	2,283	57	-	2,340
Workover costs	-	478	-	-	478
Depreciation, depletion and amortization	81	42,836	742	-	43,659
General and administrative expenses	1,146	3,526	1	-	4,673
Total operating expense	1,227	58,731	926	-	60,884
Income (loss) from operations	(1,227)	(57)	144	-	(1,140)

Other income (expenses):
Interest expense, net	(2,512)	(157)	-	-	(2,669)
Income from equity investment in subsidiaries	4,219	-	-	(4,219)	-
Other, net	2	23	-	-	25
Total other income (expenses)	1,709	(134)	-	(4,219)	(2,644)
Income (loss) before taxes	482	(191)	144	(4,219)	(3,784)

Income tax provision (benefit)	2,342	(4,324)	58	-	(1,924)
Net income (loss) including noncontrolling interest	$ (1,860)	$ 4,133	$ 86	$ (4,219)	$ (1,860)

Net income attributable to noncontrolling interest (net of tax)	86	-	-	-	86
Net income (loss) attributable to RAAM Global	$ (1,946)	$ 4,133	$ 86	$ (4,219)	$ (1,946)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2013 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 30,947	$ 1,545	$ –	$ 32,492
Oil sales	-	47,950	1,841	-	49,791
Realized and unrealized losses on derivatives, net	-	(474)	-	-	(474)
Total revenues	-	78,423	3,386	-	81,809

Costs and expenses:
Production and delivery costs	-	15,709	229	-	15,938
Production taxes	-	3,776	134	-	3,910
Workover costs	-	1,452	6	-	1,458
Depreciation, depletion and amortization	361	34,330	1,490	-	36,181
General and administrative expenses	3,932	5,694	4	-	9,630
Total operating expense	4,293	60,961	1,863	-	67,117
Income (loss) from operations	(4,293)	17,462	1,523	-	14,692

Other income (expenses):
Interest expense, net	(14,039)	(510)	-	-	(14,549)
Income from equity investment in subsidiaries	18,543	-	-	(18,543)	-
Other, net	(150)	3	-	-	(147)
Total other income (expenses)	4,354	(507)	-	(18,543)	(14,696)
Income (loss) before taxes	61	16,955	1,523	(18,543)	(4)

Income tax provision (benefit)	39	(637)	572	-	(26)
Net income (loss) including noncontrolling interest	$ 22	$ 17,592	$ 951	$ (18,543)	$ 22

Net income attributable to noncontrolling interest (net of tax)	951	-	-	-	951
Net income (loss) attributable to RAAM Global	$ (929)	$ 17,592	$ 951	$ (18,543)	$ (929)

Condensed Consolidating Statements of Operations

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:
Gas sales	$ –	$ 29,537	$ 699	$ –	$ 30,236
Oil sales	-	56,961	1,124	-	58,085
Realized and unrealized gains on derivatives, net	-	22,319	-	-	22,319
Total revenues	-	108,817	1,823	-	110,640

Costs and expenses:
Production and delivery costs	-	17,936	192	-	18,128
Production taxes	-	4,676	89	-	4,765
Workover costs	-	1,440	-	-	1,440
Depreciation, depletion and amortization	162	61,347	1,218	-	62,727
General and administrative expenses	2,587	7,706	2	-	10,295
Total operating expense	2,749	93,105	1,501	-	97,355
Income (loss) from operations	(2,749)	15,712	322	-	13,285

Other income (expenses):
Interest expense, net	(8,590)	(186)	-	-	(8,776)
Income from equity investment in subsidiaries	16,436	-	-	(16,436)	-
Other, net	187	30	-	-	217
Total other income (expenses)	8,033	(156)	-	(16,436)	(8,559)
Income (loss) before taxes	5,284	15,556	322	(16,436)	4,726

Income tax provision (benefit)	1,985	(677)	119	-	1,427
Net income (loss) including noncontrolling interest	$ 3,299	$ 16,233	$ 203	$ (16,436)	$ 3,299

Net income attributable to noncontrolling interest (net of tax)	203	-	-	-	203
Net income (loss) attributable to RAAM Global	$ 3,096	$ 16,233	$ 203	$ (16,436)	$ 3,096

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ –	$ 61,619	$ 1,916	$ –	$ 63,535
Oil sales	-	116,591	2,913	-	119,504
Realized and unrealized gains on derivatives, net		20,769			20,769
Total revenues	-	198,979	4,829	-	203,808

Costs and expenses:
Production and delivery costs	-	35,098	431	-	35,529
Production taxes		9,100	214		9,314
Workover costs	-	2,762	10	-	2,772
Depreciation, depletion and amortization	304	115,278	2,459	-	118,041
General & administrative expenses	5,106	15,667	7	-	20,780
Total operating expense	5,410	177,905	3,121	-	186,436
Income (loss) from operations	(5,410)	21,074	1,708	-	17,372

Other income (expenses):
Interest expense, net	(19,304)	(1,933)	-	-	(21,237)
Loss on disposals of inventory	-	(954)	-	-	(954)
Income from equity investment in subsidiaries	246			(246)	-
Other, net	376	55	-	-	431
Total other income (expenses)	(18,682)	(2,832)	-	(246)	(21,760)
Income (loss) before taxes	(24,092)	18,242	1,708	(246)	(4,388)

Income tax provision (benefit)	(21,500)	19,310	394	-	(1,796)
Net income (loss) including noncontrolling interest	$ (2,592)	$ (1,068)	$ 1,314	$ (246)	(2,592)

Net income attributable to noncontrolling interest (net of tax)	1,314	-	-	-	1,314
Net income (loss) attributable to RAAM Global	$ (3,906)	$ (1,068)	$ 1,314	$ (246)	$ (3,906)

Condensed Consolidating Statements of Operations

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Gas sales	$ 713	$ 82,446	$ 2,145	$ 1,760	$ -	$ 87,064
Oil sales	1,034	108,667	2,242	1,779	-	113,722
Realized and unrealized gains on derivatives, net	-	13,650	-	-	-	13,650
Total revenues	1,747	204,763	4,387	3,539	-	214,436

Costs and expenses:
Production and delivery costs	407	33,466	216	237	-	34,326
Production taxes	154	9,696	264	145	-	10,259
Workover costs	40	7,501	148	41	-	7,730
Depreciation, depletion and amortization	318	70,481	4	960	-	71,763
General & administrative expenses	12,240	16,612	-	9	-	28,861
Total operating expense	13,159	137,756	632	1,392	-	152,939
Income (loss) from operations	(11,412)	67,007	3,755	2,147	-	61,497

Other income (expenses):
Interest expense, net	(17,143)	189	-	-	-	(16,954)
Loss from equity investment	(2,044)	-	-	-	-	(2,044)
Loss on disposals of inventory	-	(20)	-	-	-	(20)
Income from equity investment in subsidiaries	56,228	-	-	-	(56,228)	-
Other, net	185	19	-	-	-	204
Total other income (expenses)	37,226	188	-	-	(56,228)	(18,814)
Income (loss) before taxes	25,814	67,195	3,755	2,147	(56,228)	42,683

Income tax provision	426	16,243	3	623	-	17,295
Net income (loss) including noncontrolling interest	$ 25,388	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	25,388

Net income attributable to noncontrolling interest (net of tax)	1,524	-	-	-	-	1,524
Net income (loss) attributable to RAAM Global	$ 23,864	$ 50,952	$ 3,752	$ 1,524	$ (56,228)	$ 23,864

Condensed Consolidating Statements of Operations

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Revenues:	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Gas sales	$ 1,193	$ 75,527	$ 2,611	$ -	$ 79,331
Oil sales	1,070	79,763	2,289	-	83,122
Realized and unrealized gains on derivatives, net		17,417			17,417
Total revenues	2,263	172,707	4,900	-	179,870

Costs and expenses:
Production and delivery costs	389	30,837	343	-	31,569
Production taxes	195	5,451	86	-	5,732
Workover costs	22	10,442	6	-	10,470
Depreciation, depletion and amortization	11,251	53,860	2,201	-	67,312
General & administrative expenses	4,872	11,835	24	-	16,731
Total operating expense	16,729	112,425	2,660	-	131,814
Income (loss) from operations	(14,466)	60,282	2,240	-	48,056

Other income (expenses):
Interest expense, net	(5,786)	(2,995)		-	(8,781)
Loss on disposals of inventory	-	(1,463)	-	-	(1,463)
Income from equity investment	(5,156)	-	-	-	(5,156)
Income from equity investment in subsidiaries	68,930	-	-	(68,930)	-
Other, net	180	254	-	-	434
Total other income (expenses)	58,168	(4,204)	-	(68,930)	(14,966)
Income (loss) before taxes	43,702	56,078	2,240	(68,930)	33,090

Income tax provision (benefit)	16,406	(11,170)	558	-	5,794
Net income (loss) including noncontrolling interest	$ 27,296	$ 67,248	$ 1,682	$ (68,930)	27,296

Net income attributable to noncontrolling interest (net of tax)	1,682	-	-	-	1,682
Net income (loss) attributable to RAAM Global	$ 25,614	$ 67,248	$ 1,682	$ (68,930)	$ 25,614

Condensed Consolidating Statements Of Cash Flows

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
Net cash provided by (used in) operating activities	$ 2,599	$ 58,044	$ 3,031	$ (18,543)	$ 45,131

Investing activities
Change in investments between affiliates	(49,164)	32,499	(1,878)	18,543	–
Change in advances from joint interest partners	–	(85)	–	–	(85)
Additions to oil and gas properties and equipment	(1,751)	(74,273)	(1,157)	–	(77,181)
Proceeds from net sales of oil and gas properties	–	17,320	–	–	17,320
Net cash (used in) provided by investing activities	(50,915)	(24,539)	(3,035)	18,543	(59,946)

Financing activities
Proceeds from borrowings	–	6,757	–	–	6,757
Payments on borrowings	(67)	(53,052)	–	–	(53,119)
Issuance of 12.5% Senior Secured Notes due 2015	51,500	–	–	–	51,500
Payments of deferred bond costs	(1,540)	–	–	–	(1,540)
Payment of dividends	(1,563)	–	–	–	(1,563)
Net cash provided by (used in) financing activities	48,330	(46,295)	–	–	2,035

Increase (decrease) in cash and cash equivalents	14	(12,790)	(4)	–	(12,780)
Cash and cash equivalents, beginning of period	514	68,148	9	–	68,671
Cash and cash equivalents, end of period	$ 528	$ 55,358	$ 5	$ –	$ 55,891

Condensed Consolidating Statements of Cash Flows

Six Months Ended June 30, 2012 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated

Net cash provided by (used in) operating activities	$ 5,565	$ 69,405	$ 1,706	$ (16,436)	$ 60,240

Investing activities
Change in investments between affiliates	3,291	(19,727)	–	16,436	–
Change in advances from joint interest partners	–	(197)	–	–	(197)
Payment of prepaid drilling expenses	–	(1,000)	–	–	(1,000)
Additions to oil and gas properties and equipment	(27)	(118,367)	(1,708)	–	(120,102)
Proceeds from net sales of oil and gas properties	–	2,015	–	–	2,015
Net cash provided by (used in) investing activities	3,264	(137,276)	(1,708)	16,436	(119,284)

Financing activities
Proceeds from borrowings	–	58,212	–	–	58,212
Payments on borrowings	(65)	(3,280)	–	–	(3,345)
Payment of dividends	(3,125)	–	–	–	(3,125)
Net cash (used in) provided by financing activities	(3,190)	54,932	–	–	51,742

Increase (decrease) in cash and cash equivalents	5,639	(12,939)	(2)	–	(7,302)
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 5,979	$ 38,450	$ 12	$ –	$ 44,441

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 134	$ 124,183	$ 4,207	$ (246)	$ 128,278

Investing activities
Change in investments between affiliates	6,862	(7,108)	–	246	–
Change in advances from joint interest partners	–	(934)	–	–	(934)
Additions to oil and gas properties and equipment	(443)	(175,608)	(4,449)	–	(180,500)
Proceeds from net sales of oil and gas properties	–	26,190	237	–	26,427
Net cash provided by (used in) investing activities	6,419	(157,460)	(4,212)	246	(155,007)

Financing activities
Proceeds from revolving credit facility	–	50,000	–	–	50,000
Proceeds from borrowings	–	7,101	–	–	7,101
Payments on borrowings	(139)	(7,065)	–	–	(7,204)
Payment of dividends	(6,250)	–	–	–	(6,250)
Other	10	–	–	–	10
Net cash (used in) provided by financing activities	(6,379)	50,036	–	–	43,657

Increase (decrease) in cash and cash equivalents	174	16,759	(5)	–	16,928
Cash and cash equivalents, beginning of period	340	51,389	14	–	51,743
Cash and cash equivalents, end of period	$ 514	$ 68,148	$ 9	$ –	$ 68,671

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2011 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor Subsidiary	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)			(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 36,803	$ 185,415	$ 3,694	$ 3,244	$ (56,228)	$ 172,928

Investing activities
Change in investments between affiliates	(104,659)	46,245	(3,436)	5,622	56,228	–
Change in advances from joint interest partners	–	1,019	–	–	–	1,019
Payment of prepaid drilling expenses	–	(555)			–	(555)
Additions to oil and gas properties and equipment	(95)	(218,389)	(258)	(8,881)	–	(227,623)
Purchase of noncontrolling interest	(21,000)	–	–	–	–	(21,000)
Proceeds from net sales of oil and gas properties	–	2,125	–	–	–	2,125
Net cash (used in) provided by investing activities	(125,754)	(169,555)	(3,694)	(3,259)	56,228	(246,034)

Financing activities
Proceeds from borrowings	–	8,037	–	–	–	8,037
Payments on borrowings	(109)	(7,238)	–	–	–	(7,347)
Deferred loan costs	–	(469)	–	–	–	(469)
Proceeds from issuance of 12.5% Senior Notes due 2015	51,250	–	–	–	–	51,250
Deferred bond costs	(1,510)	–	–	–	–	(1,510)
Payment of dividends	(6,063)	–	–	–	–	(6,063)
Other	40	(121)	–	–	–	(81)
Net cash provided by financing activities	43,608	209	–	–	–	43,817

Increase (decrease) in cash and cash equivalents	(45,343)	16,069	–	(15)	–	(29,289)
Cash and cash equivalents, beginning of period	45,683	35,320	–	29	–	81,032
Cash and cash equivalents, end of period	$ 340	$ 51,389	$ –	$ 14	$ –	$ 51,743

Condensed Consolidating Statements of Cash Flows

For the year ended December 31, 2010 (in thousands)

	RAAM Global Energy Company	Subsidiary Guarantors	Non-guarantor VIEs	Eliminations	Consolidated
	(As Restated)	(As Restated)		(As Restated)	(As Restated)
Net cash provided by (used in) operating activities	$ 45,373	$ 132,371	$ 5,395	$ (68,930)	$ 114,209

Investing activities
Change in investments	–	150	–	–	150
Change in investments between affiliates	(138,621)	69,691	–	68,930	–
Change in advances from joint interest partners	–	(1,052)	–	–	(1,052)
Additions to oil and gas properties and equipment	(76)	(81,477)	(5,383)	–	(86,936)
Net cash (used in) provided investing activities	(138,697)	(12,688)	(5,383)	68,930	(87,838)

Financing activities
Proceeds from borrowings	–	8,874	–	–	8,874
Payments on borrowings	(112)	(118,912)	–	–	(119,024)
Proceeds from issuance of 12.5% Senior Notes due 2015	148,629	–	–	–	148,629
Deferred bond costs	(6,701)	–	–	–	(6,701)
Payment of dividends	(6,000)	–	–	–	(6,000)
Other	–	(5)	–	–	(5)
Net cash provided by (used in) financing activities	135,816	(110,043)	–	–	25,773

Increase in cash and cash equivalents	42,492	9,640	12	–	52,144
Cash and cash equivalents, beginning of period	3,191	25,680	17	–	28,888
Cash and cash equivalents, end of period	$ 45,683	$ 35,320	$ 29	$ –	$ 81,032